Jul. 28, 2017
BLACKROCK ALLOCATION TARGET SHARES
BATS: Series C Portfolio
BATS: Series M Portfolio
BATS: Series S Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 23, 2017 to the
Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”), each dated
July 28, 2017, as supplemented to date

Each Fund currently operates as a diversified fund under the Investment Company Act of 1940, as amended. Accordingly, effective immediately, the following changes are made to each Fund’s Summary Prospectus, Prospectus and SAI, as applicable:

The last paragraph in the section of each Fund’s Summary Prospectus entitled “Key Facts About [the Fund] — Principal Investment Strategies of the Fund” and the section of each Fund’s Prospectus entitled “Fund Overview — Key Facts About [the Fund] — Principal Investment Strategies of the Fund” are deleted in their entirety.

The section of each Fund’s Summary Prospectus entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” are amended to delete “Non-Diversification Risk.”